J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.23

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
XXXXXX	304756788		XXXXXX	XXXXXX	XXXXXX	OH	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 4	2025-09-08 05:27	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-08 05:27	Cleared	1	1	3	1
XXXXXX	304756788		XXXXXX	XXXXXX	XXXXXX	OH	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 4	2025-09-08 15:43	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-08 15:43	Cleared	1	1	3	1
XXXXXX	304756788		XXXXXX	XXXXXX	XXXXXX	OH	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 4	2025-09-09 13:47	Credit	Liabilities - REO	The loan file did not contain sufficient documentation to verify debts associated with all other properties. Unable to validate with documentation in file REO XXXXXX $XXXXXX expense. LOE in file stating no HOI, verified in file HOA $XXXXXX annually/$XXXXXX mo, and Taxes $XXXXXX annually/$XXXXXX mo..total $XXXXXX variance of $XXXXXX unverified.		9/16 tm: Please see revised 1003 matching your calculation. - 09/16/2025	documentation meet requirement - 09/17/2025 9/16 tm: Please see revised 1003 matching your calculation. - 09/16/2025		2025-09-17 16:31	Resolved	3	1	3	1
XXXXXX	304756788		XXXXXX	XXXXXX	XXXXXX	OH	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 4	2025-09-09 14:06	Credit	AUS Partially Provided	The AUS in file was only partially provided. Final LP run has no required reserves. Per XXXXXX guidelines: When each Borrower individually, and all Borrowers collectively, are obligated on one to six financed properties, including the subject property and the Borrower’s Primary Residence -Two months of the monthly payment amount (as described in Section 5501.2(a) above) on each additional second home and/or 1- to 4-unit Investment Property that is financed and on which the Borrower is obligated . XXXXXX-$XXXXXX * XXXXXX=$XXXXXX		9/16 tm: That is a jumbo guideline requirement, not a XXXXXX guideline. XXXXXX has to manually verify sufficient reserves, we cannot make AUS require reserves, so we cannot provide updated AUS findings. Sufficient funds for reserves were provided. - 09/16/2025	explanation meet requirements - 09/17/2025 9/16 tm: That is a jumbo guideline requirement, not a XXXXXX guideline. XXXXXX has to manually verify sufficient reserves, we cannot make AUS require reserves, so we cannot provide updated AUS findings. Sufficient funds for reserves were provided. - 09/16/2025		2025-09-17 16:32	Resolved	3	1	3	1
XXXXXX	304760484		XXXXXX	XXXXXX	XXXXXX	MN	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 5	2025-09-04 13:21	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Missing the Guideline Matrix to determine conformity and assets			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 22:23	Resolved	3	1	3	1
XXXXXX	304760484		XXXXXX	XXXXXX	XXXXXX	MN	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 5	2025-09-04 18:55	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-04 18:55	Cleared	1	1	3	1
XXXXXX	304760484		XXXXXX	XXXXXX	XXXXXX	MN	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 5	2025-09-05 16:48	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-05 16:48	Cleared	1	1	3	1
XXXXXX	304760484	XXXXXX	XXXXXX	XXXXXX	MN	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 5	2025-09-05 16:50	Credit	Liabilities - REO	The loan file did not contain sufficient documentation to verify debts associated with all other properties. Please provide documentation to support the omission of the XXXXXX for $XXXXXX/month.	9/12 tm: Documentation was uploaded on XXXXXXto exclude the debt. Please provide additional reasoning as to why it was not accepted. XXXXXX of the divorce decree states the borrower's wife, who is not on the loan, is to refinance the XXXXXX into her own name. The second document shows that the debt associated with the XXXXXX is the $XXXXXX payment ending in account XXXXXX. This is the XXXXXX debt that was accurately excluded from the borrower's DTI. The borrower is legally not obligated to pay this debt anymore. Please exclude it from the DTI calculation. - 09/16/2025
 9/12 tm: PXXXXXX of the divorce decree confirms the wife is the refinance the vehicle into her own name. The XXXXXX debt is the XXXXXX debt reporting on the borrower's credit. See attached docs.  - 09/12/2025
XXXXXX payment of $XXXXXX has been excluded, - 09/18/2025
9/12 tm: Documentation was uploaded on XXXXXX to exclude the debt. Please provide additional reasoning as to why it was not accepted. XXXXXX of the divorce decree states the borrower's wife, who is not on the loan, is to refinance the XXXXXX into her own name. The second document shows that the debt associated with the XXXXXX is the $XXXXXX payment ending in account XXXXXX. This is the XXXXXX debt that was accurately excluded from the borrower's DTI. The borrower is legally not obligated to pay this debt anymore. Please exclude it from the DTI calculation.  - 09/16/2025
The debt is included in the borrower's DTI increases the DTI from 42.05% of 46.02%, which is outside of the guideline requirement of 45%. - 09/16/2025
9/12 tm: XXXXXX of the divorce decree confirms the wife is the refinance the vehicle into her own name. The XXXXXX debt is the XXXXXX debt reporting on the borrower's credit. See attached docs.  - 09/12/2025
																					2025-09-18 02:53	Resolved	3	1	3	1
XXXXXX	304760484		XXXXXX	XXXXXX	XXXXXX	MN	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 5	2025-09-11 22:20	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited loan amount is less than the guideline Minimum loan amount.			Audited Loan Amount of $XXXXXX is greater than or equal to the Guideline Minimum Loan Amount of $XXXXXX- 09/11/2025		2025-09-18 02:52	Resolved	3	1	3	1
XXXXXX	304764283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-05 14:11	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Subject to additional conditions due to eligibility matrices not included.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 21:39	Resolved	3	1	3	1
XXXXXX	304764283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-05 14:11	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-05 14:11	Cleared	1	1	3	1
XXXXXX	304764283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-05 15:40	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-05 15:40	Cleared	1	1	3	1
XXXXXX	304776868		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-06 12:59	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Missing the Guideline Matrix to determine conformity, subject to additional review and conditions.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 20:12	Resolved	3	1	3	1
XXXXXX	304776868		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-08 14:21	Compliance	Missing Doc - Escrow Waiver Missing	Escrow Waiver is missing.		CT 9/16: Disagree. Please see XXXXXX on the attached Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/16/2025	Escrow waiver attached to the FCD - 09/17/2025 CT 9/16: Disagree. Please see XXXXXX on the attached Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/16/2025		2025-09-17 13:06	Resolved	3	1	3	1
XXXXXX	304776868		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-08 20:10	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-08 20:10	Cleared	1	1	3	1
XXXXXX	304769809		XXXXXX	XXXXXX	XXXXXX	MI	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 5	2025-09-04 17:22	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Final rate lock date XXXXXX. Missing XXXXXX matrix to verify loan conformity. Subject to additional conditions.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 23:13	Resolved	3	1	3	1
XXXXXX	304769809		XXXXXX	XXXXXX	XXXXXX	MI	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 5	2025-09-04 20:01	Compliance	Insufficient Tolerance Cure	A Lender Credit for Excess Charges of ($XXXXXX), Principal Reduction for Excess Charges of ($XXXXXX), and general or specific lender credit increases of ($XXXXXX) were applied to the total fee variance of ($XXXXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Final C.D. discount points increased to $XXXXXX. C.O.C./Lender credit not issued.		CT 9/10: The initial LE was floating, discount points may change per TILA 1026.19(e)(3)(iv)(D). Please see attached Rate Lock sheets and corresponding disclosure. On XXXXXX the lock extended, affecting the LLPA, negative pricing disclosed on the XXXXXX CD. - 09/10/2025	Resolved - 10/08/2025 CT 9/10: The initial LE was floating, discount points may change per TILA 1026.19(e)(3)(iv)(D). Please see attached Rate Lock sheets and corresponding disclosure. On XXXXXX the lock extended, affecting the LLPA, negative pricing disclosed on the XXXXXX CD. - 09/10/2025		2025-10-08 15:41	Resolved	3	1	3	1
XXXXXX	304769809		XXXXXX	XXXXXX	XXXXXX	MI	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 5	2025-09-04 20:01	Compliance	Insufficient Tolerance Cure (50001028)	A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($XXXXXX) were applied to the total fee variance of ($XXXXXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Final C.D. discount points increased to $XXXXXX. C.O.C./Lender credit not issued.		CT 9/10: The initial LE was floating, discount points may change per TILA 1026.19(e)(3)(iv)(D). Please see attached Rate Lock sheets and corresponding disclosure. On XXXXXX the lock extended, affecting the LLPA, negative pricing disclosed on the XXXXXX CD. - 09/10/2025	Resolved - 10/08/2025 CT 9/10: The initial LE was floating, discount points may change per TILA 1026.19(e)(3)(iv)(D). Please see attached Rate Lock sheets and corresponding disclosure. On XXXXXX the lock extended, affecting the LLPA, negative pricing disclosed on the XXXXXX CD. - 09/10/2025		2025-10-08 15:41	Resolved	3	1	3	1
XXXXXX	304769809		XXXXXX	XXXXXX	XXXXXX	MI	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 5	2025-09-04 22:18	Compliance	Federal - Closing Disclosure and Consummation Date	The Initial Closing Disclosure Received Date of (XXXXXX) is not three business days before the consummation date of (XXXXXX). Three business days before the consummation date is (XXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial C.D. issued XXXXXX. Was not issued at least 3 business days before closing date of XXXXXX.		CT 9/10: Please see the attached // - 09/10/2025	Docs received is sufficient. - 10/10/2025 CT 9/10: Please see the attached // - 09/10/2025		2025-10-10 20:24	Resolved	3	1	3	1
XXXXXX	304769809		XXXXXX	XXXXXX	XXXXXX	MI	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 5	2025-09-05 19:40	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-05 19:40	Cleared	1	1	3	1
XXXXXX	304765399		XXXXXX	XXXXXX	XXXXXX	CT	Primary Residence	Purchase	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 5	2025-09-03 21:02	Credit	Borrower 2 Total Years Employment Verified is Less Than 24 Months	Borrower 2 total years employment verified is less than 24 months. For Borrower 2, the final 1003 indicates gap of employment from XXXXXX-XXXXXX. XXXXXX Schedule provided for Borrower 2. However, we are missing employment dates. Missing gap letter with employment history.		9/12 MM: The co-borrower XXXXXX does not have a gap in employment. He is employed at this self-employment business XXXXXX currently since XXXXXX. XXXXXX is just not using income from that business but is apart of the employment history. - 09/12/2025	The initial 1003 show XXXXXXs start date XXXXXX. XXXXXX returns in file shows active income. This is not listed on the Final 1003 as the income is not being used. - 09/16/2025 9/12 MM: The co-borrower XXXXXX does not have a gap in employment. He is employed at this self-employment business XXXXXXs currently since XXXXXX. XXXXXX is just not using income from that business but is apart of the employment history. - 09/12/2025		2025-09-16 11:44	Resolved	3	1	3	1
XXXXXX	304765399		XXXXXX	XXXXXX	XXXXXX	CT	Primary Residence	Purchase	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 5	2025-09-03 22:34	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. This is a DU loan. Missing the XXXXXX 3rd pary valuation.		9/12 MM: According to the guidelines A secondary valuation, in addition to the initial appraisal, is required on all loans. This secondary valuation cannot be more than 10% less than the initial appraisal. Acceptable options for a secondary valuation include: • An acceptable CU/LCA score (completed by XXXXXX) Please see attached copy of CU/LCA score that is sufficient. - 09/12/2025	XXXXXX score XXXXXX and value $XXXXXX supports primary value. - 09/16/2025 9/12 MM: According to the guidelines A secondary valuation, in addition to the initial appraisal, is required on all loans. This secondary valuation cannot be more than 10% less than the initial appraisal. Acceptable options for a secondary valuation include: • An acceptable CU/LCA score (completed by UWM) Please see attached copy of CU/LCA score that is sufficient. - 09/12/2025		2025-09-16 11:39	Resolved	3	1	3	1
XXXXXX	304765399		XXXXXX	XXXXXX	XXXXXX	CT	Primary Residence	Purchase	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 5	2025-09-03 22:36	Property	Appraisal - Borrower Info	The borrower's name on the appraisal does not match other loan file documentation. Appraisal shows borrower as XXXXXX. Review is recommended.		9/12 MM: According the guidance or the borrower name on the appraisal, the guidelines state: At least one borrower on the loan must be listed on the appraisal report The name should match XXXXXX The underwriter should not condition for minor discrepancies such as minor misspellings - 09/12/2025	Per XXXXXX guidelines, "XXXXXX considers a misspelled name on an appraisal to be a minor clerical error that does not affect the validity of the report. " - 09/16/2025 9/12 MM: According the guidance or the borrower name on the appraisal, the guidelines state: At least one borrower on the loan must be listed on the appraisal report The name should match XXXXXX The underwriter should not condition for minor discrepancies such as minor misspellings - 09/12/2025		2025-09-16 11:37	Resolved	2	1	3	1
XXXXXX	304765399		XXXXXX	XXXXXX	XXXXXX	CT	Primary Residence	Purchase	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 5	2025-09-03 22:46	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. The final lock rate is XXXXXX. Missing XXXXXX to verify loan conformity. May be subject to additional conditions.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 20:58	Resolved	3	1	3	1
XXXXXX	304765399		XXXXXX	XXXXXX	XXXXXX	CT	Primary Residence	Purchase	Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 5	2025-09-04 15:25	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-04 15:25	Cleared	1	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 10	2025-09-03 01:47	Credit	Subject Property Address on Note does not match Insured Property Address	Subject property on Note does not match insured property address. Insurance policy has subject city address as: XXXXXX		9/12 tm: This is an acceptable USPS zip code variation. No correction is necessary. - 09/12/2025	9/12 tm: This is an acceptable XXXXXX zip code variation. No correction is necessary. - 09/12/2025		2025-09-16 03:22	Resolved	3	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 10	2025-09-03 02:31	Credit	Missing Tax Cert	Missing tax certificate supporting taxes of $XXXXXX per month.		9/12 tm: Taxes are estimated at 1.25% of the purchase price on California purchase because California reassesses taxes when a home transfers ownership. - 09/12/2025	9/12 tm: Taxes are estimated at 1.25% of the purchase price on California purchase because California reassesses taxes when a home transfers ownership. - 09/12/2025		2025-09-16 03:23	Resolved	3	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 10	2025-09-03 02:33	Credit	Assets - Miscellaneous	The loan file does not contain all required asset documentation. Missing documentation of funds used to recently payoff XXXXXX #XXXXXX.		9/12 tm: The debt being referred to is not paid off, it was included in the borrower's liabilities and DTI calculation. - 09/12/2025	9/12 tm: The debt being referred to is not paid off, it was included in the borrower's liabilities and DTI calculation. - 09/12/2025		2025-09-16 03:25	Resolved	3	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 10	2025-09-03 23:22	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Subject to additional conditions of XXXXXX guidelines.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 21:50	Resolved	3	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 10	2025-09-04 15:12	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-04 15:12	Cleared	1	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	6 of 10	2025-09-05 17:33	Credit	Approval/Underwriting Summary Not Provided	The loan did not contain the Approval/Underwriting Summary. Please provide the final approval. Approved DTI is 46.24% per the approval, but the audited DTI is 43.84%			Approval/Underwriting Summary is fully present - 09/11/2025		2025-09-11 21:47	Resolved	3	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	7 of 10	2025-09-06 16:55	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-06 16:55	Cleared	1	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	8 of 10	2025-09-11 21:44	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV exceeds guideline CLTV.			Audited CLTV of 89.99% is less than or equal to Guideline CLTV of 89.99% - 09/11/2025		2025-09-11 21:47	Resolved	3	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	9 of 10	2025-09-11 21:44	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV exceeds guideline HCLTV.			Audited HLTV of 89.99% is less than or equal to Guideline HCLTV of 89.99% - 09/11/2025		2025-09-11 21:47	Resolved	3	1	3	1
XXXXXX	304758455		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	10 of 10	2025-09-11 21:44	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV exceeds guideline LTV.			Audited LTV of 89.99% is less than or equal to Guideline LTV of 89.99% - 09/11/2025		2025-09-11 21:47	Resolved	3	1	3	1
XXXXXX	304759912		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-02 20:35	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-09-02 20:35	Cleared	1	1	1	1
XXXXXX	304759912		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-02 20:35	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-02 20:35	Cleared	1	1	1	1
XXXXXX	304759912		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-02 20:37	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-02 20:37	Cleared	1	1	1	1
XXXXXX	304765351		XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-03 16:34	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-03 16:34	Cleared	1	1	3	1
XXXXXX	304765351		XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-03 21:35	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Subject to additional conditions due to eligibility matrices not included.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 19:46	Resolved	3	1	3	1
XXXXXX	304765351		XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-04 17:46	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-04 17:46	Cleared	1	1	3	1
XXXXXX	304768853		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 4	2025-09-04 00:51	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Subject to additional conditions due to eligibility matrices not included.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 21:45	Resolved	3	1	3	1
XXXXXX	304768853		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 4	2025-09-04 00:51	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-04 00:51	Cleared	1	1	3	1
XXXXXX	304768853		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 4	2025-09-04 14:33	Compliance	Missing Doc - Escrow Waiver Missing	Escrow Waiver is missing.		CT 9/11: Disagree: Please see XXXXXX on the Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/12/2025	Escrow waiver included on FCD - 09/12/2025 CT 9/11: Disagree: Please see XXXXXX on the Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/12/2025		2025-09-12 13:34	Resolved	3	1	3	1
XXXXXX	304768853		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 4	2025-09-05 01:19	Credit	Credit Documentation - Letter of Explanation	The loan file did not contain a letter of explanation as required. Per the paystubs provided, the borrower received bonus income of $XXXXXX in XXXXXX and $XXXXXX YTD for XXXXXX, didn't receive bonus income in XXXXXX. Please provide a letter of explanation detailing why bonus income was not received in XXXXXX.		9/11 MM: Please see attached LOX - 09/11/2025	LOX received. Condition resolved. - 09/11/2025 9/11 MM: Please see attached LOX - 09/11/2025		2025-09-11 21:49	Resolved	3	1	3	1
XXXXXX	304769652		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-03 17:35	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2025-09-03 17:35	Cleared	1	1	4	1
XXXXXX	304769652		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-04 20:10	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-04 20:10	Cleared	1	1	4	1
XXXXXX	304769652		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-05 20:57	Credit	Mortgage Insurance Cert Missing	Mortgage Insurance is present but mortgage insurance cert is missing. Per item 13 of the approval, Mortgage insurance is required. This documentation is missing from the loan file. Please provide the mortgage insurance cert and updated AUS.		The related condition on this loan can be cleared. We would not require MI for this program. - 09/23/2025 9/11 TT: please see final CD showing there is no mortgage insurance on this loan - 09/11/2025	Received clarification from client which is sufficient. - 09/23/2025 Per item XXXXXX of the AUS: Mortgage insurance is required. The lender may either obtain mortgage insurance coverage of at least 12% with an MI loan-level price adjustment or obtain mortgage insurance coverage of 25%. - 09/16/2025 9/11 TT: please see final CD showing there is no mortgage insurance on this loan - 09/11/2025		2025-09-23 14:52	Resolved	4	1	4	1
XXXXXX	304780013		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-06 17:07	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-06 17:07	Cleared	1	1	3	1
XXXXXX	304780013		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-06 17:13	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Missing XXXXXX matrices, subject to additional review and conditions.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 21:15	Resolved	3	1	3	1
XXXXXX	304780013		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-08 16:00	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-08 16:00	Cleared	1	1	3	1
XXXXXX	304777377		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-02 15:49	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-02 15:49	Cleared	1	1	3	1
XXXXXX	304777377		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-02 18:11	Compliance	Missing Doc - Escrow Waiver Missing	Escrow Waiver is missing. missing escrow waiver disclosure		CT 9/10: Disagree: Please see XXXXXX on the Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/11/2025	Received valid explanation. Finding resolved - 09/11/2025 CT 9/10: Disagree: Please see XXXXXX on the Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/11/2025		2025-09-11 16:56	Resolved	3	1	3	1
XXXXXX	304777377		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-05 16:24	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Final rate lock date is XXXXXX. Missing XXXXXX matrix to verify loan conformity.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 23:10	Resolved	3	1	3	1
XXXXXX	304712283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 6	2025-09-07 15:14	Credit	Liabilities - REO	The loan file did not contain sufficient documentation to verify debts associated with all other properties. HOA dues for XXXXXX were not documented or included in DTI. This property is a attached townhome.		9/11 TT: please see attached. Listed down in the Miscellaneous section shows the next two months of HOA dues, with an amount of $XXXXXX, which would be $XXXXXX/month in HOA dues at this property - 09/11/2025	Documentation provided is sufficient. - 09/11/2025 9/11 TT: please see attached. Listed down in the Miscellaneous section shows the next two months of HOA dues, with an amount of $XXXXXX, which would be $XXXXXX/month in HOA dues at this property - 09/11/2025		2025-09-11 19:12	Resolved	3	1	3	1
XXXXXX	304712283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 6	2025-09-07 15:58	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-07 15:58	Cleared	1	1	3	1
XXXXXX	304712283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 6	2025-09-07 16:00	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Loan is Subject to additional conditions pending receipt of program Guidelines/Matrix.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 19:03	Resolved	3	1	3	1
XXXXXX	304712283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 6	2025-09-07 22:31	Credit	Executed 4506-T / 4506-C Missing	Executed 4506-C missing for 1040's.		9/11 TT: please see attached - 09/11/2025	4506-T / 4506-C indicator is not 'NA' or blank for all borrowers, or Not Applicable based on Risk Assessment selection. Executed 4506-T / 4506-C missing. - 09/11/2025 9/11 TT: please see attached - 09/11/2025		2025-09-11 19:10	Resolved	3	1	3	1
XXXXXX	304712283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 6	2025-09-07 22:41	Credit	AUS - Findings Missing	The loan file did not contain the AUS findings as required. Ensure AUS is run with correct rental loss for XXXXXX property and all other properties.		please see attached doc XXXXXX - 09/22/2025	Documentation provided is sufficient. - 09/23/2025 please see attached docXXXXXX- 09/22/2025		2025-09-23 12:56	Resolved	3	1	3	1
XXXXXX	304712283		XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	6 of 6	2025-09-08 18:04	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-08 18:04	Cleared	1	1	3	1
XXXXXX	304779949		XXXXXX	XXXXXX	XXXXXX	ME	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 5	2025-09-02 19:27	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-02 19:27	Cleared	1	1	3	1
XXXXXX	304779949		XXXXXX	XXXXXX	XXXXXX	ME	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 5	2025-09-03 17:23	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.		CT 9/12: Please advise on what is needed to clear this citing - 09/12/2025	CT 9/12: Please advise on what is needed to clear this citing - 09/12/2025		2025-09-14 16:02	Cleared	1	1	3	1
XXXXXX	304779949		XXXXXX	XXXXXX	XXXXXX	ME	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 5	2025-09-05 23:24	Compliance	Disclosure - Escrow Waiver Not Executed	Escrow Waiver is not executed.		CT 9/10: Disagree: Please see XXXXXX on the Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/11/2025	Received explanation and confirmed XXXXXX XXXXXX announcement. Loan was reviewed as a DU/AUS with jumbo overlay. - 09/11/2025 CT 9/10: Disagree: Please see XXXXXX on the Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/11/2025		2025-09-11 16:16	Resolved	3	1	3	1
XXXXXX	304779949		XXXXXX	XXXXXX	XXXXXX	ME	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 5	2025-09-05 23:48	Credit	Appraisal Transfer Letter - Missing	The loan file does not contain the Appraisal Transfer Letter as required. Guideline requires appraisal report to show XXXXXX as lender, including written acknowledgement regarding XXXXXX's AIR policy, E&O insurance, and QC plan are adequate, and the appraisal is found acceptable without any revisions.		9/12 MM: This appraisal is not a transferred appraisal. This is a correspondent loan On correspondent loans (15), the broker can upload the appraisal and all related documents. Correspondents have a wider range of XXXXXX options that standard broker loans and some do not even need to use an XXXXXX. The allowable XXXXXXs for the correspondent on the loan will appear automatically in the Lender/Client dropdown on the Appraisal tab of the Property screen. The lender on this loan is XXXXXX which meets the guidance. - 09/12/2025	Received explanation. - 09/14/2025 9/12 MM: This appraisal is not a transferred appraisal. This is a correspondent loan On correspondent loans (15), the broker can upload the appraisal and all related documents. Correspondents have a wider range of XXXXXX options that standard broker loans and some do not even need to use an XXXXXX. The allowable XXXXXXs for the correspondent on the loan will appear automatically in the Lender/Client dropdown on the Appraisal tab of the Property screen. The lender on this loan isXXXXXX which meets the guidance. - 09/12/2025		2025-09-14 16:05	Resolved	3	1	3	1
XXXXXX	304779949		XXXXXX	XXXXXX	XXXXXX	ME	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 5	2025-09-06 00:08	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Subject lock date is XXXXXX. Missing XXXXXX matrix to verify loan conformity, subject to additional requirements.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 20:44	Resolved	3	1	3	1
XXXXXX	304769758	XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 6	2025-09-02 18:18	Credit	Other Property Insurance Policy Effective Date is after the Note Date	Property insurance policy effective date is after the Note Date.	9/25 MM: Please see comments from XXXXXX to get this cleared. - 09/25/2025 9/12 MM: California is a dry state, the mortgage funds were not released at the time of the closing meeting. Homeowners Insurance must be in effect as of the date of disbursement. It does meet this guidance. - 09/22/2025 9/12 MM: California is a dry state, the mortgage funds were not released at the time of the closing meeting. Homeowners Insurance must be in effect as of the date of disbursement. It does meet this guidance. - 09/12/2025	9/25 MM: Please see comments from XXXXXX to get this cleared. - 09/25/2025
Reviewed final CD, which showed loan closed XXXXXX. Also reviewed insurance policies provided, which became effective XXXXXX. Insurance effective as of disbursement date.  - 09/24/2025
9/12 MM: California is a dry state, the mortgage funds were not released at the time of the closing meeting. Homeowners Insurance must be in effect as of the date of disbursement. It does meet this guidance. - 09/22/2025
Received explanation. Final CD in file showed loan disbursed XXXXXX which was after the effective date of the insurance policies provided.  - 09/15/2025
9/12 MM: California is a dry state, the mortgage funds were not released at the time of the closing meeting. Homeowners Insurance must be in effect as of the date of disbursement. It does meet this guidance.  - 09/12/2025
																					2025-10-01 17:09	Resolved	3	1	3	2
XXXXXX	304769758	XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 6	2025-09-02 19:27	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Missing XXXXXX valuation product.	AVM - 09/22/2025 9/16 MM: The guidelines do not state that the SSRs need to match the loan. The current CU/LCA score (completed by XXXXXX) still supports the valuation - 09/16/2025 9/12 MM: According to the guidelines A secondary valuation, in addition to the initial appraisal, is required on all loans. This secondary valuation cannot be more than 10% less than the initial appraisal. Acceptable options for a secondary valuation include: • An acceptable CU/LCA score (completed by XXXXXX) Please see attached copy of CU/LCA score that is sufficient. - 09/12/2025	Received XXXXXX which supports subject value within -10% variance. - 09/24/2025
AVM - 09/22/2025
Received explanation. Jumbo overlay does not address an appraisal review waterfall, so AUS would dictate. In this case, loan was submitted through XXXXXXand no XXXXXX SSR/LCA was provided. Please provide XXXXXX SSR/LCA supporting subject value with a score up to 2.50. If the XXXXXX SSR/LCA returns a score over 2.50, then please provide a third party AVM supporting subject value within -10% variance.  - 09/18/2025
9/16 MM: The guidelines do not state that the SSRs need to match the loan. The current CU/LCA score (completed by XXXXXX) still supports the valuation - 09/16/2025
Received explanation. Jumbo overlay does not address an appraisal review waterfall, so AUS would dictate. In this case, loan was submitted through XXXXXX and noXXXXXX SSR/LCA was provided. Please provide XXXXXX SSR/LCA supporting subject value with a score up to 2.50.  - 09/15/2025
9/12 MM: According to the guidelines A secondary valuation, in addition to the initial appraisal, is required on all loans. This secondary valuation cannot be more than 10% less than the initial appraisal. Acceptable options for a secondary valuation include: • An acceptable CU/LCA score (completed by XXXXXX) Please see attached copy of CU/LCA score that is sufficient. - 09/12/2025
																					2025-09-24 02:54	Resolved	3	1	3	2
XXXXXX	304769758		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 6	2025-09-03 23:32	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Provide program matrix, subject to additional review and conditions.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 19:46	Resolved	3	1	3	2
XXXXXX	304769758		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 6	2025-09-04 00:16	Compliance	Missing Doc - Escrow Waiver Missing	Escrow Waiver is missing.		CT 9/12: Disagree. Please see XXXXXX on the attached Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/13/2025	Escorw waiver on FCD - 09/15/2025 CT 9/12: Disagree. Please see XXXXXX on the attached Final Closing Disclosure for the escrow waiver per XXXXXX The requirement for a separate escrow waiver disclosure has been removed from the Selling Guide because a similar disclosure is now part of the Closing Disclosure. - 09/13/2025		2025-09-15 16:30	Resolved	3	1	3	2
XXXXXX	304769758		XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 6	2025-09-06 05:03	Credit	Appraisal Transfer Letter - Missing	The loan file does not contain the Appraisal Transfer Letter as required. Also, guidelines state the XXXXXX’s AIR policy, E&O insurance, and QC plan are adequate, and the appraisal is found acceptable without any revisions.		9/12 MM: This appraisal is not a transferred appraisal. This is a correspondent loan On correspondent loans (15), the broker can upload the appraisal and all related documents. Correspondents have a wider range of XXXXXX options that standard broker loans and some do not even need to use an XXXXXX. The allowable XXXXXXs for the correspondent on the loan will appear automatically in the Lender/Client dropdown on the Appraisal tab of the Property screen. The lender on this loan is XXXXXX which meets the guidance. - 09/12/2025	Received explanation. - 09/15/2025 9/12 MM: This appraisal is not a transferred appraisal. This is a correspondent loan On correspondent loans (15), the broker can upload the appraisal and all related documents. Correspondents have a wider range of XXXXXX options that standard broker loans and some do not even need to use an XXXXXX. The allowable XXXXXXs for the correspondent on the loan will appear automatically in the Lender/Client dropdown on the Appraisal tab of the Property screen. The lender on this loan is XXXXXX which meets the guidance. - 09/12/2025		2025-09-15 17:52	Resolved	3	1	3	2
XXXXXX	304769758	XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	6 of 6	2025-09-06 05:14	Credit	Eligibility - Occupancy	The intent and/or status of the borrower's occupancy is not supported in the file. The loan file reflected occupancy and address issues which were not sufficiently addressed. Loan was approved as an owner occupied purchase transaction when the CA Fair Plan policy shows Fair Rental Value coverage.	9/12 MM: The insurance policy does list the subject property as the borrowers primary residence, however that is the only document that does not support the occupancy. The asset statements and borrowers licenses does support the borrowers residence history. There is no occupancy concern with this loan. - 09/12/2025	Document Uploaded. Client elected to waive. - 09/18/2025

Received explanation. Identification and Asset documentation documents past information. The subject transaction is a purchase and the evidence of insurance supports the intent of the subject property occupancy status. Provided approved exception to approve loan as a primary residence despite evidence of insurance supporting otherwise.  - 09/15/2025

9/12 MM: The insurance policy does list the subject property as the borrowers primary residence, however that is the only document that does not support the occupancy. The asset statements and borrowers licenses does support the borrowers residence history. There is no occupancy concern with this loan. - 09/12/2025

																				780 FICO, >$XXXXXX residual income	2025-09-18 20:23	Waived	3	2	3	2
XXXXXX	304816481		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 5	2025-08-30 13:56	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-08-30 13:56	Cleared	1	1	3	1
XXXXXX	304816481		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 5	2025-08-30 13:56	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-08-30 13:56	Cleared	1	1	3	1
XXXXXX	304816481		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 5	2025-08-30 19:35	Compliance	AbilityToRepay: QMPointsAndFees	The loan fees ($XXXXXX) exceed the (QM) (Note Amount >=$XXXXXX) fee limit, which is 3% of the Total Loan Amount ($XXXXXX), the difference is ($XXXXXX). (12 CFR 1026.43(e)(3).		CT 9/10: We have deal with XXXXXX currently to purchase this product without QM testing. - 09/10/2025	Per XXXXXX email from XXXXXX, QM testing is not necessary. - 09/15/2025 CT 9/10: We have deal with XXXXXX currently to purchase this product without QM testing. - 09/10/2025		2025-09-15 21:35	Resolved	3	1	3	1
XXXXXX	304816481		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 5	2025-09-03 18:40	Compliance	HighCost: APR	The loan's APR of 8.393% equals or exceeds the Regulation Z Section 43 Higher-Priced Covered Transaction threshold of 8.25%, which is the comparable average prime offer rate of 6.75% plus 1.5. The System used the following date of XXXXXX to perform the APOR index lookup. (12 CFR 1026.43(b)(4); 1026.43(e)(1))		CT 9/10: We have deal with XXXXXX currently to purchase this product without QM testing. - 09/10/2025	Per XXXXXX email from XXXXXX, QM testing is not necessary. - 09/15/2025 CT 9/10: We have deal with XXXXXX currently to purchase this product without QM testing. - 09/10/2025		2025-09-15 21:34	Resolved	3	1	3	1
XXXXXX	304816481		XXXXXX	XXXXXX	XXXXXX	GA	Primary Residence	Refinance	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 5	2025-09-05 12:40	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. The subject loan does not conform to program guidelines due to eligibility matrices not received. Additional Conditions may apply.			Guidelines provided are sufficient. - 09/11/2025		2025-09-11 21:06	Resolved	3	1	3	1
XXXXXX	304776920		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 6	2025-09-05 18:06	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-05 18:06	Cleared	1	1	3	1
XXXXXX	304776920		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 6	2025-09-05 18:07	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-09-11 18:24	Cleared	1	1	3	1
XXXXXX	304776920		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 6	2025-09-08 13:02	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset does not meet G/L Requirements. Pending exception or clarification on Gift funds $XXXXXX used in the transaction as XXXXXX and Trade notes state Gift funds are not allowed for Conforming and High Balance Loans. No exception in file.			Asset Record 2 Meets G/L Requirements Or Not Applicable - 09/11/2025		2025-09-23 15:17	Resolved	3	1	3	1
XXXXXX	304776920		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 6	2025-09-08 13:02	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset does not meet G/L Requirements. Pending exception or clarification on Gift funds XXXXXX used in the transaction as XXXXXX and Trade notes state Gift funds are not allowed for Conforming and High Balance Loans. No exception in file.			Guidelines provided are sufficient. - 09/11/2025 Asset Record 3 Meets G/L Requirements Or Not Applicable - 09/11/2025		2025-09-23 15:17	Resolved	3	1	3	1
XXXXXX	304776920		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 6	2025-09-08 13:09	Credit	Audited Reserves are less than AUS Required Reserves (Number of Months)	Reserves per DU $XXXXXX. PITIA $XXXXXX. Gift funds deposited in XXXXXX $XXXXXX greater than ending balance. Pending clarification on gift funds used when guidelines state not allowed. Audited reserves months are less than the AUS required reserve months.			Audited Reserves of 3.49 month(s) are greater than or equal to AUS Required Reserves of 1 month(s) - 09/23/2025 Audited Reserves of month(s) are greater than or equal to AUS Required Reserves of month(s) - 09/23/2025 Audited Reserves of 3.49 month(s) are greater than or equal to AUS Required Reserves of 1 month(s) - 09/11/2025 Audited Reserves of month(s) are greater than or equal to AUS Required Reserves of month(s) - 09/11/2025		2025-09-23 15:18	Resolved	3	1	3	1
XXXXXX	304776920		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	6 of 6	2025-09-08 14:44	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-08 14:44	Cleared	1	1	3	1